Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone Funds Group Trust
Entity Central Index Key	0000914243
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000221929 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS R6
Trading Symbol	TSNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.68%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class R6 shares performance was 33.84% for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	33.84%	7.35%	14.26%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
[1]	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,550,197,044
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,105,127
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000221930 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	CISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.79%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Institutional Class shares performance was 33.72% for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	33.72%	7.29%	14.23%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
[1]	The inception date was September 1, 2020. Performance information was calculated using the historical performance of Class Z shares for the periods prior to September 1, 2020.

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,550,197,044
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,105,127
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000016014 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS Z
Trading Symbol	PTSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$135	1.16%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class Z shares performance was 33.17% for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	33.17%	6.90%	14.01%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,550,197,044
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,105,127
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000016013 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS Y
Trading Symbol	CFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$102	0.87%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class Y shares performance was 33.60% for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	33.60%	7.20%	14.31%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,550,197,044
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,105,127
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000093499 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS C
Trading Symbol	TSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.77%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class C shares performance was 32.38% (excluding sales loads) for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	31.38%	6.22%	13.36%
Class C - excluding sales load	32.38%	6.22%	13.36%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,550,197,044
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,105,127
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000093498 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Select Growth Fund
Class Name	CLASS A
Trading Symbol	TSNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Select Growth Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation by primarily investing in common stocks of large capitalization U.S. companies that are believed to have above-average potential for revenue or earnings growth. The Fund typically invests in 25 to 35 companies and generally seeks stocks with sustainable above-average earnings growth and capital appreciation potential. In addition, the Fund seeks to invest in companies that have a significant competitive advantage, a leadership position or proprietary niche, a clear mission in an understandable business, financial strength and are valued rationally in relation to comparable companies, the market and the business prospects for that particular company.
The Fund's Class A shares performance was 33.22% (excluding sales loads) for the reporting period.
During the 12-month period ended September 30, 2025, U.S. large cap growth equities delivered strong returns, supported by resilient corporate earnings, shifting monetary policy expectations, and intensifying enthusiasm for artificial intelligence (“AI”). The period was marked by episodic shocks, from geopolitical tensions and rising tariffs to inflation surprises and rapid advances in AI, but markets largely climbed a wall of worry, buoyed by robust earnings and accelerating investment in digital infrastructure.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Communication Services stock performance	Positive	The Fund’s positions in Roblox Corp, Spotify Technology, and Netflix Inc. outperformed.
Information Technology stock performance	Positive	The Fund’s positions in Cloudflare Inc., Apple Inc., and Shopify Inc. outperformed.
Financials stock performance	Negative	The Fund’s positions in Arthur J. Gallagher & Co and Intercontinental Exchange Inc. underperformed.
The Fund initiated positions in ten companies and exited nine. The Fund’s purchases were Arthur J. Gallagher & Co. (Financials sector), AppLovin Corp., Broadcom Inc., Oracle Corp, Taiwan Semiconductor Manufacturing Co. Ltd. (all Information Technology sector), Axon Enterprise Inc. (Industrials sector), Carvana Co. (Consumer Discretionary sector), Alphabet, Inc. (Communication Services sector), and Venture Global Inc. (Energy sector). Exited positions included Apple Inc., ASML Holding N.V., Entegris, Inc., Lam Research Corporation, Okta, Inc., Snowflake Inc. (all Information Technology sector), Edwards Lifesciences Corporation (Health Care sector), Floor & Décor Holdings Inc. (Consumer Discretionary sector), and Uber Technologies, Inc. (Industrials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	26.52%	5.83%	13.34%
Class A - excluding sales load	33.22%	6.92%	14.02%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Growth Index	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,550,197,044
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 15,105,127
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,550,197,044
Total number of portfolio holdings	32
Total advisory fees paid	$15,105,127
Portfolio turnover rate	55%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	49.9%
Communication Services	18.5%
Consumer Discretionary	14.6%
Financials	12.6%
Health Care	1.7%
Industrials	1.3%
Energy	0.8%
Short-Term Investment Funds	1.3%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000048891 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS A
Trading Symbol	TMAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.18%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class A shares performance was (0.34)% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-5.32%	7.95%	10.21%
Class A - excluding sales load	-0.34%	9.06%	10.87%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 5,281,967,485
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 36,498,055
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000048892 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS C
Trading Symbol	TMCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.93%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class C shares performance was (1.10)% (excluding sales loads) for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	-2.06%	8.27%	10.22%
Class C - excluding sales load	-1.10%	8.27%	10.22%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 5,281,967,485
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 36,498,055
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000016016 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS Y
Trading Symbol	TMCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Y shares performance was (0.09)% for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	-0.09%	9.36%	11.16%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 5,281,967,485
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 36,498,055
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000039629 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS Z
Trading Symbol	TMCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$123	1.23%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class Z shares performance was (0.40)% for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	-0.40%	9.04%	10.86%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 5,281,967,485
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 36,498,055
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000112484 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TMPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Institutional Class shares performance was (0.04)% for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	-0.04%	9.43%	11.23%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 5,281,967,485
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 36,498,055
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000226003 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Fund
Class Name	CLASS R6
Trading Symbol	TMPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S.-listed companies. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective private market values.
The Fund's Class R6 shares performance was 0.01% for the reporting period.
Over the 12 month period, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalization equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Materials, Consumer Staples, and Communication Services sectors	Negative	The best performing sectors for the Russell Midcap® Index were Communication Services and Information Technology, while Materials and Consumer Staples lagged the broader market. The Fund's overweight in Materials and Consumer Staples, plus its underweight in Communication Services detracted from relative performance.
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the past 12 months with Industrials and Information Technology stocks underperforming the most. Some companies held by the Fund underperformed for idiosyncratic reasons.
Health Care and Real Estate sectors	Positive	While sector allocation overall was negative, the Fund's underweight allocations in both Health Care and Real Estate added to relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. The Fund is overweight Quality and Yield factors and underweight Growth and Volatility factors.
During the 12 month period, the Fund established new positions in Ally Financial Inc. (Financials sector) and Avantor, Inc. (Health Care sector), added to positions in Ball Corporation (Materials sector), Bruker Corporation (Health Care sector), Entegris, Inc. (Information Technology sector), and Dollar Tree, Inc. (Consumer Staples sector), trimmed positions in CBRE Group, Inc. (Real Estate sector), Amphenol Corporation (Information Technology sector), Post Holdings, Inc. (Consumer Staples sector), Armstrong World Industries, Inc. (Industrials sector), and exited, BellRing Brands, Inc. (Consumer Staples sector), and Skyworks Solutions, Inc. (Information Technology sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	0.01%	9.49%	11.22%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Index	11.11%	12.66%	11.39%
[1]	The inception date was February 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to February 22, 2021.

Performance Inception Date	Feb. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 5,281,967,485
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 36,498,055
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$5,281,967,485
Total number of portfolio holdings	34
Total advisory fees paid	$36,498,055
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	25.6%
Financials	15.7%
Materials	11.9%
Consumer Discretionary	11.2%
Health Care	9.9%
Consumer Staples	9.3%
Information Technology	8.1%
Real Estate	5.7%
Short-Term Investment Fund	2.7%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000099304 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.98%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Institutional Class shares performance was 5.82% for the reporting period.
For the 12 months ending September 30, 2025, style factors provided modest early tailwinds before reversing mid-year as markets favored higher-beta, smaller-capitalized, and lower-Return on Equity companies. Risk-oriented stocks led performance during the period. Within the benchmark, Information Technology, Communication Services, and Materials outperformed the Russell 2000 Value® Index’s 7.88% return, while Energy, Real Estate, and Health Care sectors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	Strong stock selection in the sector was led by Gates Industrial Corporation plc (“Gates”) and EnPro Inc. Gates benefited from steady demand and a cost advantage over peers facing tariff pressures, while EnPro saw minimal tariff impact and continued growth in its semiconductor capital-exposed segments despite a volatile macro environment.
Real Estate sector and stocks	Positive	Positive stock selection and an underweight to the underperforming Real Estate sector aided results. Newmark Group Inc. led contributors, supported by strong demand in commercial real estate sales and mortgage servicing.
Materials stocks	Negative	The lack of exposure within the Fund’s portfolio to metals and mining, which benefited from tariff protection and rising gold prices, was a major headwind. Cabot Corporation was the largest detractor after lowering guidance amid continued cautious ordering and global trade uncertainty.
Consumer Staples stocks	Negative	Weak stock selection within the Consumer Staples sector was concentrated in food products, with TreeHouse Foods, Inc. a key laggard as inflation and economic uncertainty weighed on private label demand.
The Fund was most overweight Industrials and most underweight Communication Services, reflecting the sub-adviser's sector-specific opportunity outlook at period end.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	5.82%	15.06%	9.11%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 184,387,066
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,650,196
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$184,387,066
Total number of portfolio holdings	86
Total advisory fees paid	$1,650,196
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.6%
Industrials	20.6%
Information Technology	9.8%
Consumer Discretionary	9.3%
Real Estate	8.1%
Health Care	7.9%
Materials	4.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.7%
Exchange-Traded Fund	0.9%
Short-Term Investment Fund	0.1%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Institutional Class was reduced to 0.93% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Institutional Class was reduced to 0.93% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000099303 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS Y
Trading Symbol	TVOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$117	1.14%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class Y shares performance was 5.65% for the reporting period.
For the 12 months ending September 30, 2025, style factors provided modest early tailwinds before reversing mid-year as markets favored higher-beta, smaller-capitalized, and lower-Return on Equity companies. Risk-oriented stocks led performance during the period. Within the benchmark, Information Technology, Communication Services, and Materials outperformed the Russell 2000 Value® Index’s 7.88% return, while Energy, Real Estate, and Health Care sectors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	Strong stock selection in the sector was led by Gates Industrial Corporation plc (“Gates”) and EnPro Inc. Gates benefited from steady demand and a cost advantage over peers facing tariff pressures, while EnPro saw minimal tariff impact and continued growth in its semiconductor capital-exposed segments despite a volatile macro environment.
Real Estate sector and stocks	Positive	Positive stock selection and an underweight to the underperforming Real Estate sector aided results. Newmark Group Inc. led contributors, supported by strong demand in commercial real estate sales and mortgage servicing.
Materials stocks	Negative	The lack of exposure within the Fund’s portfolio to metals and mining, which benefited from tariff protection and rising gold prices, was a major headwind. Cabot Corporation was the largest detractor after lowering guidance amid continued cautious ordering and global trade uncertainty.
Consumer Staples stocks	Negative	Weak stock selection within the Consumer Staples sector was concentrated in food products, with TreeHouse Foods, Inc. a key laggard as inflation and economic uncertainty weighed on private label demand.
The Fund was most overweight Industrials and most underweight Communication Services, reflecting the sub-adviser's sector-specific opportunity outlook at period end.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	5.65%	14.88%	8.93%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 184,387,066
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,650,196
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$184,387,066
Total number of portfolio holdings	86
Total advisory fees paid	$1,650,196
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.6%
Industrials	20.6%
Information Technology	9.8%
Consumer Discretionary	9.3%
Real Estate	8.1%
Health Care	7.9%
Materials	4.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.7%
Exchange-Traded Fund	0.9%
Short-Term Investment Fund	0.1%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class Y was reduced to 1.09% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class Y was reduced to 1.09% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000051267 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS C
Trading Symbol	TVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.07%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	2.07%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class C shares performance was 4.68% (excluding sales loads) for the reporting period.
For the 12 months ending September 30, 2025, style factors provided modest early tailwinds before reversing mid-year as markets favored higher-beta, smaller-capitalized, and lower-Return on Equity companies. Risk-oriented stocks led performance during the period. Within the benchmark, Information Technology, Communication Services, and Materials outperformed the Russell 2000 Value® Index’s 7.88% return, while Energy, Real Estate, and Health Care sectors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	Strong stock selection in the sector was led by Gates Industrial Corporation plc (“Gates”) and EnPro Inc. Gates benefited from steady demand and a cost advantage over peers facing tariff pressures, while EnPro saw minimal tariff impact and continued growth in its semiconductor capital-exposed segments despite a volatile macro environment.
Real Estate sector and stocks	Positive	Positive stock selection and an underweight to the underperforming Real Estate sector aided results. Newmark Group Inc. led contributors, supported by strong demand in commercial real estate sales and mortgage servicing.
Materials stocks	Negative	The lack of exposure within the Fund’s portfolio to metals and mining, which benefited from tariff protection and rising gold prices, was a major headwind. Cabot Corporation was the largest detractor after lowering guidance amid continued cautious ordering and global trade uncertainty.
Consumer Staples stocks	Negative	Weak stock selection within the Consumer Staples sector was concentrated in food products, with TreeHouse Foods, Inc. a key laggard as inflation and economic uncertainty weighed on private label demand.
The Fund was most overweight Industrials and most underweight Communication Services, reflecting the sub-adviser's sector-specific opportunity outlook at period end.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	3.68%	13.77%	8.02%
Class C - excluding sales load	4.68%	13.77%	8.02%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 184,387,066
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,650,196
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$184,387,066
Total number of portfolio holdings	86
Total advisory fees paid	$1,650,196
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.6%
Industrials	20.6%
Information Technology	9.8%
Consumer Discretionary	9.3%
Real Estate	8.1%
Health Care	7.9%
Materials	4.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.7%
Exchange-Traded Fund	0.9%
Short-Term Investment Fund	0.1%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class C was reduced to 1.99% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class C was reduced to 1.99% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000051266 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Value Fund
Class Name	CLASS A
Trading Symbol	TVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.39%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of small capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class A shares performance was 5.38% (excluding sales loads) for the reporting period.
For the 12 months ending September 30, 2025, style factors provided modest early tailwinds before reversing mid-year as markets favored higher-beta, smaller-capitalized, and lower-Return on Equity companies. Risk-oriented stocks led performance during the period. Within the benchmark, Information Technology, Communication Services, and Materials outperformed the Russell 2000 Value® Index’s 7.88% return, while Energy, Real Estate, and Health Care sectors lagged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials stocks	Positive	Strong stock selection in the sector was led by Gates Industrial Corporation plc (“Gates”) and EnPro Inc. Gates benefited from steady demand and a cost advantage over peers facing tariff pressures, while EnPro saw minimal tariff impact and continued growth in its semiconductor capital-exposed segments despite a volatile macro environment.
Real Estate sector and stocks	Positive	Positive stock selection and an underweight to the underperforming Real Estate sector aided results. Newmark Group Inc. led contributors, supported by strong demand in commercial real estate sales and mortgage servicing.
Materials stocks	Negative	The lack of exposure within the Fund’s portfolio to metals and mining, which benefited from tariff protection and rising gold prices, was a major headwind. Cabot Corporation was the largest detractor after lowering guidance amid continued cautious ordering and global trade uncertainty.
Consumer Staples stocks	Negative	Weak stock selection within the Consumer Staples sector was concentrated in food products, with TreeHouse Foods, Inc. a key laggard as inflation and economic uncertainty weighed on private label demand.
The Fund was most overweight Industrials and most underweight Communication Services, reflecting the sub-adviser's sector-specific opportunity outlook at period end.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	0.12%	13.43%	8.02%
Class A - excluding sales load	5.38%	14.60%	8.66%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 184,387,066
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,650,196
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$184,387,066
Total number of portfolio holdings	86
Total advisory fees paid	$1,650,196
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	27.6%
Industrials	20.6%
Information Technology	9.8%
Consumer Discretionary	9.3%
Real Estate	8.1%
Health Care	7.9%
Materials	4.6%
Energy	4.2%
Utilities	4.0%
Consumer Staples	3.7%
Exchange-Traded Fund	0.9%
Short-Term Investment Fund	0.1%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class A was reduced to 1.34% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.85% on the first $150 million and 0.78% on assets over $150 million. Additionally, the expense limitation for Class A was reduced to 1.34% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000109425 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS A
Trading Symbol	TSDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class A shares performance was 4.87% (excluding sales loads) for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	2.76%	2.81%	2.24%
Class A - excluding sales load	4.87%	3.23%	2.45%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 836,095,321
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,260,018
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109426 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS C
Trading Symbol	TSDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$116	1.14%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class C shares performance was 4.36% (excluding sales loads) for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	3.36%	2.71%	2.05%
Class C - excluding sales load	4.36%	2.71%	2.05%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 836,095,321
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,260,018
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193832 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS S
Trading Symbol	SSSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class S shares performance was 4.73% for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class S1	4.73%	2.99%	2.21%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%
[1]	The inception date was October 27, 2017. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 27, 2017.

Performance Inception Date	Oct. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 836,095,321
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,260,018
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109427 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS Y
Trading Symbol	TSYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class Y shares performance was 5.13% for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	5.13%	3.51%	2.72%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 836,095,321
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,260,018
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income
Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000017655 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	CLASS Z
Trading Symbol	TSDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Class Z shares performance was 4.99% for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	4.99%	3.25%	2.46%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 836,095,321
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,260,018
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000109428 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ultra Short Duration Fixed Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ultra Short Duration Fixed Income Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by primarily investing in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds, mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), municipal bonds, collateralized loan obligations ("CLO") and cash equivalent securities including repurchase agreements, variable rate demand notes and commercial paper. While the Fund may invest in securities of any maturity or duration, interest rate risk is managed by seeking to maintain an effective duration of one year or less under normal market conditions.
The Fund's Institutional Class shares performance was 5.18% for the reporting period.
During the period, the ultra-short duration landscape saw significant, favorable moves in both rates and spreads. Interest rates in the front end of the curve rallied between 40-70 basis points (“bps”) for Treasury rates 1 year and in, providing a performance tailwind for the Fund’s fixed rate exposure. Spreads on ultra short assets also compressed meaningfully during the period, as illustrated by the Fund’s option adjusted spread compressing from +148bps at the beginning of the period to +105bps at the end of the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (1 year and in) moved 40 to 70bps lower over the period. This was a tailwind for performance in the Fund, particularly the longer fixed rate exposures around the 1-year mark.
Spreads	Positive	Spreads in certain short duration sectors compressed meaningfully over the period, contributing to the Fund’s returns over that period. Overall the Fund's option adjusted spread compressed over the period, with the most significant sector spread tightening in its CMBS and Corporate Credit. Residential mortgage backed securities (“RMBS”) and ABS spreads were stable to slightly tighter year over year, although changes in Fund exposure composition resulted in those sectors offering marginally wider spread at 9/30/2025 versus the prior year-end.
Portfolio Yield	Positive	Portfolio yield was a significant driver of performance over the period. Portfolio yield to worse at the start of the period was 5.90%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	The Fund maintained an overweight to securitized subsectors (ABS, RMBS, CMBS, CLO) over the period, versus investment grade credit which was a positive contributor to performance.
Cash	Negative	The Fund maintained exposure to Cash & Equivalents throughout the fiscal year which detracted from performance.
The Fund made meaningful positioning changes over the period, including reductions in ABS and RMBS of 8% and 4% respectively, as well as increases in Corporates, CMBS, and CLOs of 5%, 3%, and 1%, respectively. Cash & Equivalents also increased by approximately 2%. Credit quality remained consistent at AA-, while duration decreased year over year from 0.60 years to 0.46 years.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	5.18%	3.56%	2.76%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 3-Month U.S. Treasury Bill Index	4.38%	2.98%	2.08%
ICE BofA 1-Year U.S. Treasury Note Index	3.85%	2.28%	1.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 836,095,321
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,260,018
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$836,095,321
Total number of portfolio holdings	270
Total advisory fees paid	$1,260,018
Portfolio turnover rate	80%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	39.0%
Corporate Bonds	24.4%
Commercial Mortgage-Backed Securities	21.8%
Commercial Paper	9.0%
Non-Agency Collateralized Mortgage Obligations	6.0%
Municipal Bonds	0.7%
U.S. Government Mortgage-Backed Obligations	0.4%
Agency Collateralized Mortgage Obligations	0.0%
U.S. Government Agency Obligations	0.0%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	52.7%
AA/Aa	11.9%
A/A	12.8%
BBB/Baa	21.7%
BB/Ba	0.6%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000244703 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS R6
Trading Symbol	TPYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class R6 shares performance was 10.45% for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	10.45%	9.36%	8.79%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%
[1]	The inception date was August 31, 2023. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to August 31, 2023.

Performance Inception Date	Aug. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,780,037
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 679,538
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%

C000214318 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TPYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Institutional Class shares performance was 10.43% for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	10.43%	9.36%	8.79%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%
[1]	The inception date was August 23, 2019. Performance information was calculated using the historical performance of Class Y shares for the periods prior to August 23, 2019.

Performance Inception Date	Aug. 23, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,780,037
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 679,538
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%

C000067757 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS Y
Trading Symbol	TPYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class Y shares performance was 10.34% for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	10.34%	9.32%	8.77%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,780,037
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 679,538
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%

C000055087 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS C
Trading Symbol	TPYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.94%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class C shares performance was 9.23% (excluding sales loads) for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	8.23%	8.18%	7.84%
Class C - excluding sales load	9.23%	8.18%	7.84%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,780,037
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 679,538
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%

C000055086 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital International Growth Equity Fund
Class Name	CLASS A
Trading Symbol	TPYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital International Growth Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$123	1.17%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation.
The Fund's Class A shares performance was 10.13% (excluding sales loads) for the reporting period.
International equities, as measured by the MSCI All Country World Ex USA Index, returned 16.45% during the period. Importantly, the period captured the best start to a calendar year for international equities versus U.S. equities since 2009. Emerging and Developed Asia were strong contributors driven by strong results in China, Taiwan, and Japan. From a sector perspective, Financials and Communication Services led the index higher, while Health Care and Consumer Staples were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Western Europe stock performance	Negative	Despite strong performance by Western Europe this period, the Fund’s positions in Switzerland, Netherlands, and Germany underperformed compared to the MSCI All Country World Ex USA Index.
Industrials sector stock performance	Negative	The Fund’s positions in the sector, including IMCD N.V., WEG SA, and VAT Group AG, underperformed.
Emerging Asia	Positive	The Fund’s positions in India and Taiwan outperformed.
Developed Asia	Positive	The Fund’s positions in Australia and Singapore outperformed.
During the period, the Fund initiated positions in Spotify Technology SA (Sweden, Information Technology sector), Pro Medicus Ltd. (Australia, Health Care sector), On Holding AG (Switzerland, Consumer Discretionary sector), Galderma Group AG (Switzerland, Health Care sector), Argenx SE (Belgium, Health Care sector), 3i Group plc (United Kingdom, Financials sector), and Nu Holdings Ltd. (Brazil, Financials sector). It exited positions in Genmab A/S (Denmark, Health Care sector), Zalando SE (Germany, Consumer Discretionary sector), Lonza Group AG (Switzerland, Health Care sector), Recruit Holdings Co. Ltd. (Japan, Industrials sector), SMC Corp. (Japan, Industrials sector), and Sika AG (Switzerland, Materials sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.60%	7.91%	7.84%
Class A - excluding sales load	10.13%	9.02%	8.48%
MSCI All Country World Ex USA Index	16.45%	10.26%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 109,780,037
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 679,538
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$109,780,037
Total number of portfolio holdings	33
Total advisory fees paid	$679,538
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Consumer Discretionary	23.3%
Information Technology	22.9%
Communication Services	12.1%
Financials	11.1%
Health Care	9.0%
Industrials	8.6%
Consumer Staples	5.8%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Canada	10.3%
Netherlands	9.1%
Switzerland	8.1%
Brazil	7.8%
United States	7.8%
India	6.8%
Taiwan	6.6%
Japan	6.4%
Sweden	6.4%
Singapore	5.7%
Italy	4.9%
Germany	4.3%
United Kingdom	3.3%
Other Countries	5.3%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	6.5%
Total	100.0%

C000079898 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS A
Trading Symbol	TCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.22%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class A shares performance was 4.63% (excluding sales loads) for the reporting period.
For the 12 months ending September 30, 2025, market conditions were challenging for the Fund's investment approach, with no clear style factor trends within the Russell Midcap® Value Index across metrics such as price to earnings ratio, beta, return on equity, or market capitalization. The best-performing benchmark sectors were Communication Services, Energy, Financials, and Information Technology, while Health Care, Materials, and Consumer Staples lagged the benchmark’s 7.58% overall return.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care stocks	Positive	Strong stock selection in an underperforming sector, particularly within the Fund’s portfolio Health Care Providers and Services Industry exposure, contributed to relative performance.
Utilities stocks & sector	Positive	The Fund’s portfolio benefited from good stock selection and its overweight to an outperforming sector. Several of the Fund’s holdings traded higher as the perceived beneficiaries from artificial intelligence data center energy needs.
Consumer Discretionary stocks	Negative	Weakness stemmed from positions in LKQ Corporation (LKQ) and Columbia Sportswear Company (Columbia). LKQ faced soft repair volumes as rising auto insurance rates discouraged vehicle repairs, while Columbia struggled with weak results, increased competition, and pricing pressure in the mid-to-low market segment. The Fund exited the Columbia position in August 2025.
Energy stocks	Negative	The Energy sector underperformed due to weakness in exploration and production holdings. ChampionX Corp (CHX) was the largest detractor after Schlumberger Ltd. (SLB) announced an all-equity acquisition. As SLB shares fell on reduced activity in its core North American and international markets, CHX declined accordingly.
The Fund remained underweight in Real Estate and Communication Services and overweight in Utilities and Health Care, reflecting the sub-adviser's sector-specific opportunity outlook.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-0.61%	10.44%	8.02%
Class A - excluding sales load	4.63%	11.58%	8.67%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 554,538,934
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 4,104,383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$554,538,934
Total number of portfolio holdings	72
Total advisory fees paid	$4,104,383
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	18.7%
Industrials	18.6%
Information Technology	11.4%
Health Care	10.2%
Utilities	10.2%
Consumer Discretionary	6.8%
Consumer Staples	6.4%
Materials	5.6%
Real Estate	5.6%
Energy	4.9%
Exchange-Traded Fund	1.0%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class A was reduced to 1.15% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class A was reduced to 1.15% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000079895 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS C
Trading Symbol	TMFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.92%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class C shares performance was 3.90% (excluding sales loads) for the reporting period.
For the 12 months ending September 30, 2025, market conditions were challenging for the Fund's investment approach, with no clear style factor trends within the Russell Midcap® Value Index across metrics such as price to earnings ratio, beta, return on equity, or market capitalization. The best-performing benchmark sectors were Communication Services, Energy, Financials, and Information Technology, while Health Care, Materials, and Consumer Staples lagged the benchmark’s 7.58% overall return.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care stocks	Positive	Strong stock selection in an underperforming sector, particularly within the Fund’s portfolio Health Care Providers and Services Industry exposure, contributed to relative performance.
Utilities stocks & sector	Positive	The Fund’s portfolio benefited from good stock selection and its overweight to an outperforming sector. Several of the Fund’s holdings traded higher as the perceived beneficiaries from artificial intelligence data center energy needs.
Consumer Discretionary stocks	Negative	Weakness stemmed from positions in LKQ Corporation (LKQ) and Columbia Sportswear Company (Columbia). LKQ faced soft repair volumes as rising auto insurance rates discouraged vehicle repairs, while Columbia struggled with weak results, increased competition, and pricing pressure in the mid-to-low market segment. The Fund exited the Columbia position in August 2025.
Energy stocks	Negative	The Energy sector underperformed due to weakness in exploration and production holdings. ChampionX Corp (CHX) was the largest detractor after Schlumberger Ltd. (SLB) announced an all-equity acquisition. As SLB shares fell on reduced activity in its core North American and international markets, CHX declined accordingly.
The Fund remained underweight in Real Estate and Communication Services and overweight in Utilities and Health Care, reflecting the sub-adviser's sector-specific opportunity outlook.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	2.91%	10.76%	8.03%
Class C - excluding sales load	3.90%	10.76%	8.03%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 554,538,934
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 4,104,383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$554,538,934
Total number of portfolio holdings	72
Total advisory fees paid	$4,104,383
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	18.7%
Industrials	18.6%
Information Technology	11.4%
Health Care	10.2%
Utilities	10.2%
Consumer Discretionary	6.8%
Consumer Staples	6.4%
Materials	5.6%
Real Estate	5.6%
Energy	4.9%
Exchange-Traded Fund	1.0%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class C was reduced to 1.90% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class C was reduced to 1.90% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000079896 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	CLASS Y
Trading Symbol	TCVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Class Y shares performance was 4.87% for the reporting period.
For the 12 months ending September 30, 2025, market conditions were challenging for the Fund's investment approach, with no clear style factor trends within the Russell Midcap® Value Index across metrics such as price to earnings ratio, beta, return on equity, or market capitalization. The best-performing benchmark sectors were Communication Services, Energy, Financials, and Information Technology, while Health Care, Materials, and Consumer Staples lagged the benchmark’s 7.58% overall return.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care stocks	Positive	Strong stock selection in an underperforming sector, particularly within the Fund’s portfolio Health Care Providers and Services Industry exposure, contributed to relative performance.
Utilities stocks & sector	Positive	The Fund’s portfolio benefited from good stock selection and its overweight to an outperforming sector. Several of the Fund’s holdings traded higher as the perceived beneficiaries from artificial intelligence data center energy needs.
Consumer Discretionary stocks	Negative	Weakness stemmed from positions in LKQ Corporation (LKQ) and Columbia Sportswear Company (Columbia). LKQ faced soft repair volumes as rising auto insurance rates discouraged vehicle repairs, while Columbia struggled with weak results, increased competition, and pricing pressure in the mid-to-low market segment. The Fund exited the Columbia position in August 2025.
Energy stocks	Negative	The Energy sector underperformed due to weakness in exploration and production holdings. ChampionX Corp (CHX) was the largest detractor after Schlumberger Ltd. (SLB) announced an all-equity acquisition. As SLB shares fell on reduced activity in its core North American and international markets, CHX declined accordingly.
The Fund remained underweight in Real Estate and Communication Services and overweight in Utilities and Health Care, reflecting the sub-adviser's sector-specific opportunity outlook.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	4.87%	11.85%	8.93%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 554,538,934
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 4,104,383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$554,538,934
Total number of portfolio holdings	72
Total advisory fees paid	$4,104,383
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	18.7%
Industrials	18.6%
Information Technology	11.4%
Health Care	10.2%
Utilities	10.2%
Consumer Discretionary	6.8%
Consumer Staples	6.4%
Materials	5.6%
Real Estate	5.6%
Energy	4.9%
Exchange-Traded Fund	1.0%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class Y was reduced to 0.92% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Class Y was reduced to 0.92% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000079897 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Value Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Value Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of medium capitalization companies. The Fund seeks to identify companies believed to be selling at a discount to their intrinsic value.
The Fund's Institutional Class shares performance was 4.97% for the reporting period.
For the 12 months ending September 30, 2025, market conditions were challenging for the Fund's investment approach, with no clear style factor trends within the Russell Midcap® Value Index across metrics such as price to earnings ratio, beta, return on equity, or market capitalization. The best-performing benchmark sectors were Communication Services, Energy, Financials, and Information Technology, while Health Care, Materials, and Consumer Staples lagged the benchmark’s 7.58% overall return.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Health Care stocks	Positive	Strong stock selection in an underperforming sector, particularly within the Fund’s portfolio Health Care Providers and Services Industry exposure, contributed to relative performance.
Utilities stocks & sector	Positive	The Fund’s portfolio benefited from good stock selection and its overweight to an outperforming sector. Several of the Fund’s holdings traded higher as the perceived beneficiaries from artificial intelligence data center energy needs.
Consumer Discretionary stocks	Negative	Weakness stemmed from positions in LKQ Corporation (LKQ) and Columbia Sportswear Company (Columbia). LKQ faced soft repair volumes as rising auto insurance rates discouraged vehicle repairs, while Columbia struggled with weak results, increased competition, and pricing pressure in the mid-to-low market segment. The Fund exited the Columbia position in August 2025.
Energy stocks	Negative	The Energy sector underperformed due to weakness in exploration and production holdings. ChampionX Corp (CHX) was the largest detractor after Schlumberger Ltd. (SLB) announced an all-equity acquisition. As SLB shares fell on reduced activity in its core North American and international markets, CHX declined accordingly.
The Fund remained underweight in Real Estate and Communication Services and overweight in Utilities and Health Care, reflecting the sub-adviser's sector-specific opportunity outlook.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	4.97%	12.00%	9.08%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 554,538,934
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 4,104,383
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$554,538,934
Total number of portfolio holdings	72
Total advisory fees paid	$4,104,383
Portfolio turnover rate	32%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	18.7%
Industrials	18.6%
Information Technology	11.4%
Health Care	10.2%
Utilities	10.2%
Consumer Discretionary	6.8%
Consumer Staples	6.4%
Materials	5.6%
Real Estate	5.6%
Energy	4.9%
Exchange-Traded Fund	1.0%
Short-Term Investment Fund	0.6%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Institutional Class was reduced to 0.82% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective June 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.64% on the first $750 million and 0.60% on assets over $750 million. Additionally, the expense limitation for Institutional Class was reduced to 0.82% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000079910 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective market prices.
The Fund's Institutional Class shares performance was (1.15)% for the reporting period.
Over the past 12 months, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalized equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the period. Industrials and Information Technology stocks were two of biggest detracting sectors. Some companies held by the Fund underperformed for idiosyncratic reasons.
Information Technology and Materials sectors	Positive	The best performing sectors within the benchmark were Information Technology and Materials, while Energy and Real Estate lagged the broader market. Our overweight position to both was a positive contributor to relative performance.
Consumer Staples, Consumer Discretionary, and Real Estate sectors	Negative	While sector allocation overall was positive, the Fund's overweight position in Consumer Staples, Consumer Discretionary, and Real Estate detracted from relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. Smaller companies down cap outperformed larger ones. The Fund is overweight Quality and Yield (shareholder yield) factors and underweight Growth and Volatility factors.
During the period, the Fund established new positions in Atkore Inc. (Industrials sector) and Interparfums, Inc. (Consumer Discretionary sector), added to positions in The Marzetti Company (previously called Lancaster Colony; Consumer Staples sector), Ingevity Corporation (Materials sector), Unifirst Corporation (Industrials sector), and exited Innovex International Inc. (Energy sector), Cannae Holdings Inc. (Financials sector), Cable One, Inc. (Communication Services sector), and Somnigroup International Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	-1.15%	12.19%	7.69%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 266,122,231
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,315,809
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$266,122,231
Total number of portfolio holdings	35
Total advisory fees paid	$2,315,809
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.8%
Information Technology	17.6%
Financials	15.8%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Materials	7.7%
Real Estate	6.8%
Health Care	5.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%

C000079909 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS Y
Trading Symbol	TSFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$99	1.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective market prices.
The Fund's Class Y shares performance was (1.29)% for the reporting period.
Over the past 12 months, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalized equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the period. Industrials and Information Technology stocks were two of biggest detracting sectors. Some companies held by the Fund underperformed for idiosyncratic reasons.
Information Technology and Materials sectors	Positive	The best performing sectors within the benchmark were Information Technology and Materials, while Energy and Real Estate lagged the broader market. Our overweight position to both was a positive contributor to relative performance.
Consumer Staples, Consumer Discretionary, and Real Estate sectors	Negative	While sector allocation overall was positive, the Fund's overweight position in Consumer Staples, Consumer Discretionary, and Real Estate detracted from relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. Smaller companies down cap outperformed larger ones. The Fund is overweight Quality and Yield (shareholder yield) factors and underweight Growth and Volatility factors.
During the period, the Fund established new positions in Atkore Inc. (Industrials sector) and Interparfums, Inc. (Consumer Discretionary sector), added to positions in The Marzetti Company (previously called Lancaster Colony; Consumer Staples sector), Ingevity Corporation (Materials sector), Unifirst Corporation (Industrials sector), and exited Innovex International Inc. (Energy sector), Cannae Holdings Inc. (Financials sector), Cable One, Inc. (Communication Services sector), and Somnigroup International Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	-1.29%	12.11%	7.59%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 266,122,231
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,315,809
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$266,122,231
Total number of portfolio holdings	35
Total advisory fees paid	$2,315,809
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.8%
Information Technology	17.6%
Financials	15.8%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Materials	7.7%
Real Estate	6.8%
Health Care	5.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%

C000079908 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS C
Trading Symbol	TSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.97%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective market prices.
The Fund's Class C shares performance was (2.20)% (excluding sales loads) for the reporting period.
Over the past 12 months, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalized equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the period. Industrials and Information Technology stocks were two of biggest detracting sectors. Some companies held by the Fund underperformed for idiosyncratic reasons.
Information Technology and Materials sectors	Positive	The best performing sectors within the benchmark were Information Technology and Materials, while Energy and Real Estate lagged the broader market. Our overweight position to both was a positive contributor to relative performance.
Consumer Staples, Consumer Discretionary, and Real Estate sectors	Negative	While sector allocation overall was positive, the Fund's overweight position in Consumer Staples, Consumer Discretionary, and Real Estate detracted from relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. Smaller companies down cap outperformed larger ones. The Fund is overweight Quality and Yield (shareholder yield) factors and underweight Growth and Volatility factors.
During the period, the Fund established new positions in Atkore Inc. (Industrials sector) and Interparfums, Inc. (Consumer Discretionary sector), added to positions in The Marzetti Company (previously called Lancaster Colony; Consumer Staples sector), Ingevity Corporation (Materials sector), Unifirst Corporation (Industrials sector), and exited Innovex International Inc. (Energy sector), Cannae Holdings Inc. (Financials sector), Cable One, Inc. (Communication Services sector), and Somnigroup International Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	-3.17%	11.01%	6.69%
Class C - excluding sales load	-2.20%	11.01%	6.69%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 266,122,231
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,315,809
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$266,122,231
Total number of portfolio holdings	35
Total advisory fees paid	$2,315,809
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.8%
Information Technology	17.6%
Financials	15.8%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Materials	7.7%
Real Estate	6.8%
Health Care	5.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%

C000079907 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Cap Fund
Class Name	CLASS A
Trading Symbol	TSFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Cap Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.25%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing primarily in common stocks of U.S. companies with small market capitalizations. The Fund utilizes a bottom-up security selection process that screens potential investments against a proprietary quantitative model for return on capital, earnings-to-enterprise value ratio, and free cash flow yield. Its goal is to purchase financially stable companies that are believed to consistently generate high returns on unleveraged operating capital, are run by shareholder-oriented managements and are trading at a discount to their respective market prices.
The Fund's Class A shares performance was (1.51)% (excluding sales loads) for the reporting period.
Over the past 12 months, U.S. stocks posted double-digit returns driven by the artificial intelligence growth theme and better-than-expected results, despite volatility from tax cut changes, monetary policy expectations, and aggressive tariff announcements. Growth and Volatility factors had the most positive impact on relative returns, while Value, Yield, and most of the Quality factors presented headwinds. The acceleration of U.S. economic growth and risk-on optimism favored volatile, high-momentum stocks, putting the Fund's Quality style factor strategy out of favor over this period. This was more pronounced in lower market capitalized equities.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials and Information Technology stocks	Negative	Overall, stock selection detracted from performance over the period. Industrials and Information Technology stocks were two of biggest detracting sectors. Some companies held by the Fund underperformed for idiosyncratic reasons.
Information Technology and Materials sectors	Positive	The best performing sectors within the benchmark were Information Technology and Materials, while Energy and Real Estate lagged the broader market. Our overweight position to both was a positive contributor to relative performance.
Consumer Staples, Consumer Discretionary, and Real Estate sectors	Negative	While sector allocation overall was positive, the Fund's overweight position in Consumer Staples, Consumer Discretionary, and Real Estate detracted from relative performance.
Style Factors	Negative	Growth, Volatility, and Momentum factors had the most positive impact on returns, while Value, Yield, and most of the Quality factors presented headwinds. Smaller companies down cap outperformed larger ones. The Fund is overweight Quality and Yield (shareholder yield) factors and underweight Growth and Volatility factors.
During the period, the Fund established new positions in Atkore Inc. (Industrials sector) and Interparfums, Inc. (Consumer Discretionary sector), added to positions in The Marzetti Company (previously called Lancaster Colony; Consumer Staples sector), Ingevity Corporation (Materials sector), Unifirst Corporation (Industrials sector), and exited Innovex International Inc. (Energy sector), Cannae Holdings Inc. (Financials sector), Cable One, Inc. (Communication Services sector), and Somnigroup International Inc. (Consumer Discretionary sector).

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-6.42%	10.69%	6.69%
Class A - excluding sales load	-1.51%	11.83%	7.32%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Index	10.76%	11.56%	9.77%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 266,122,231
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 2,315,809
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$266,122,231
Total number of portfolio holdings	35
Total advisory fees paid	$2,315,809
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.8%
Information Technology	17.6%
Financials	15.8%
Consumer Discretionary	12.3%
Consumer Staples	7.8%
Materials	7.7%
Real Estate	6.8%
Health Care	5.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	0.8%
Total	100.0%

C000079919 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS A
Trading Symbol	TCPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class A shares performance was 2.40% (excluding sales loads) for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-0.92%	-1.27%	1.01%
Class A - excluding sales load	2.40%	-0.62%	1.50%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 613,695,599
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,496,177
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000079920 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS C
Trading Symbol	TCPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	1.47%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class C shares performance was 1.68% (excluding sales loads) for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	0.69%	-1.35%	0.90%
Class C - excluding sales load	1.68%	-1.35%	0.90%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 613,695,599
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,496,177
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000079921 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS Y
Trading Symbol	TCPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class Y shares performance was 2.65% for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	2.65%	-0.37%	1.76%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 613,695,599
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,496,177
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000079922 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TCPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Institutional Class shares performance was 2.76% for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	2.76%	-0.27%	1.87%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 613,695,599
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,496,177
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000232512 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone US Quality Bond Fund
Class Name	CLASS R6
Trading Symbol	TIMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone US Quality Bond Fund (“Fund”) (formerly Touchstone Impact Bond Fund) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income. Capital appreciation is a secondary goal. The Fund invests primarily in fixed income securities or sectors that are considered undervalued for their risk characteristics.
The Fund's Class R6 shares performance was 2.79% for the reporting period.
Over the period, Federal Reserve rate cuts amid persistent inflation steepened the yield curve. Front-end yields fell approximately 70 basis points, while long-end yields rose roughly 50 basis points, with longer duration moves weighing on bond market returns. Inflation remained elevated, driven largely by economic strength, which has also led to tighter credit spreads across the bond market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Sector Allocation	Positive	The Fund’s overall overweight to spread sectors (offset by an underweight to Treasuries) added carry and price performance as spreads tightened. This overweight is significant, outweighing any allocation decisions between spread sectors. However, allocation decisions between spread sectors were beneficial as well.
Quality	Negative	An underweight to BBB rated bonds weighed on performance as investors drove spreads relatively tighter in lower rated bonds. BBB rated bonds outperformed AAA rated bonds by nearly 200 basis points during the period.
U.S. Agency MBS and Agency Multifamily MBS securities	Positive	Security selection in U.S. Agency Mortgage Backed Securities and Agency Multifamily Mortgage Backed Securities contributed to the performance of the Fund.
Corporate bonds	Negative	An underweight to longer duration Corporate bonds acted as a headwind to performance.
Over the period, the Fund's allocation to Corporates decreased by approximately 2% as the Fund purchased bonds with more spread while simultaneously carrying less credit and spread duration risk exposures. The Corporate exposure is down about 3.5% from its post "Liberation Day" peak. Much of this allocation has been redeployed into government bonds such as Agency Multi-Family Mortgage Backed Securities, Small Business Administration loans, and U.S. Treasuries.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	2.79%	-0.28%	1.81%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
[1]	The inception date was November 22, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 22, 2021.

Performance Inception Date	Nov. 22, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 613,695,599
Holdings Count | Holding	270
Advisory Fees Paid, Amount	$ 1,496,177
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$613,695,599
Total number of portfolio holdings	270
Total advisory fees paid	$1,496,177
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	26.0%
U.S. Government Agency Obligations	21.4%
U.S. Government Mortgage-Backed Obligations	16.1%
Agency Collateralized Mortgage Obligations	10.7%
U.S. Treasury Obligations	8.0%
Asset-Backed Securities	6.4%
Municipal Bonds	5.4%
Commercial Mortgage-Backed Securities	4.6%
Non-Agency Collateralized Mortgage Obligations	0.0%
Short-Term Investment Fund	0.7%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.6%
AA/Aa	47.7%
A/A	10.2%
BBB/Baa	7.2%
BB/Ba	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Impact Bond Fund to the Touchstone US Quality Bond Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000261019 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS R6
Trading Symbol	TARSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period May 19, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59[1]	0.58%
[1]	Based on operations for the period May 19, 2025 (commencement of operations) to September 30, 2025. Expenses for a full reporting period would be higher.

Expenses Paid, Amount	$ 59 [1]
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class R6 shares performance was 6.77% for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	6.77%	6.77%	5.95%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%
[1]	The inception date was May 19, 2025. Performance information was calculated using the historical performance of Class A shares for the periods prior to May 19, 2025.

Performance Inception Date	May 19, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 880,257,333
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 4,397,252
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000131059 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TARBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Institutional Class shares performance was 6.98% for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	6.98%	7.07%	6.27%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 880,257,333
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 4,397,252
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Institutional Class was reduced to 0.65% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Institutional Class was reduced to 0.65% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000131058 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS Y
Trading Symbol	TMAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.79%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class Y shares performance was 6.93% for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	6.93%	6.97%	6.18%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 880,257,333
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 4,397,252
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Class Y was reduced to 0.76% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Class Y was reduced to 0.76% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000131057 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS C
Trading Symbol	TMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$167	1.62%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class C shares performance was 6.02% (excluding sales loads) for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	5.03%	6.21%	5.42%
Class C - excluding sales load	6.02%	6.21%	5.42%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 880,257,333
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 4,397,252
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, on January 29, 2025, the expense limitation for Class C was increased to 1.71% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, on January 29, 2025, the expense limitation for Class C was increased to 1.71% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000131056 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Ares Credit Opportunities Fund
Class Name	CLASS A
Trading Symbol	TMARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Ares Credit Opportunities Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return, primarily from income and capital appreciation. The Fund employs a flexible investment approach by allocating assets among core investments and opportunistic investments as market conditions change. It invests in several broad investment categories, including high yield bonds, bank loans, special situations such as distressed corporate loans, structured credit and hedges.
The Fund's Class A shares performance was 6.60% (excluding sales loads) for the reporting period.
During the 12-month period ended September 30, 2025, high yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index, returned 7.23% due to generally supportive macroeconomic data, resilient corporate fundamentals, firm market technicals and towards period end, a supportive Federal Reserve policy.
Though market volatility increased ahead of the tariff related “Liberation Day” announcements in April 2025, market conditions improved swiftly as details regarding trade policy emerged.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Individual credit selection	Positive	High yield bonds, bank loans and post reorganization equities contributed positively to returns.
Collateralized Loan Obligation (“CLO”) securities	Positive	The allocation to CLO securities contributed to returns and preserved an attractive income profile in a diversified manner.
Market Hedges	Negative	While beneficial during periods of volatility, market hedges detracted from performance over the 12-month period amid broader risk off sentiment.
The allocation to bank loans was reduced in favor of high yield bonds as part of a broader de-risking agenda earlier in 2025. The Fund preserved this stance throughout the 12-month period amid expectations of lower interest rates and tight credit spreads across both asset classes.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	3.12%	6.03%	5.30%
Class A - excluding sales load	6.60%	6.74%	5.93%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. High Yield Constrained Index	7.23%	5.53%	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 880,257,333
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 4,397,252
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$880,257,333
Total number of portfolio holdings	424
Total advisory fees paid	$4,397,252
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	81.8%
Bank Loans	8.4%
Asset-Backed Securities	3.5%
Common Stocks	1.6%
Warrants	0.1%
Purchased Options	0.0%
Short-Term Investment Funds	5.2%
Other Assets/Liabilities (Net)	(0.6)%
Securities Sold Short	0.0%
Written Options	0.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
BBB/Baa	6.5%
BB/Ba	42.2%
B/B	33.8%
CCC	10.2%
CC	0.1%
Not Rated	7.2%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Class A was reduced to 0.99% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective March 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.56% on the first $1 billion, 0.535% on the next $500 million, and 0.51% on assets over $1.5 billion. Additionally, the expense limitation for Class A was reduced to 0.99% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by January 28, 2026, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000176882 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS A
Trading Symbol	TOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class A shares performance was 3.30% (excluding sales loads) for the reporting period.
Over the past 12 months, financial market volatility remained elevated amid shifting monetary policy, mixed economic data, geopolitical tensions, and evolving trade policies. Interest rates rose as investors adjusted to Federal Reserve (Fed) policy expectations. Credit spreads tightened overall, but briefly widened after tariff-related “Liberation Day” announcements, before quickly rebounding when the administration moderated its stance. However, the Fed began cutting rates in the third quarter of 2025, generally providing a tailwind for the fixed income market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Negative	Interest rates were volatile and, as a result, the Fund tactically adjusted duration positioning over the period. Over the past 12 months the aggregate impact from interest rate management was marginally negative to relative performance.
Sector Allocation	Positive	Over the past 12 months, the Fund’s overweight in Investment Grade Corporate Credit and the addition of high yield corporates in April during tariff volatility both contributed to relative outperformance.
Security Selection	Positive	Security selection within investment grade corporates and securitized products contributed to relative outperformance.
The Fund increased its allocation to high yield corporates in April amid volatility surrounding tariff announcements. Other sector changes have been marginal while the Fund has moved up in quality within investment grade corporates and securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-0.02%	-0.58%	1.86%
Class A - excluding sales load	3.30%	0.08%	2.36%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 272,335,428
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 939,086
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,335,428
Total number of portfolio holdings	574
Total advisory fees paid	$939,086
Portfolio turnover rate	171%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	16.1%
Non-Agency Collateralized Mortgage Obligations	9.7%
U.S. Government Mortgage-Backed Obligations	7.1%
Agency Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.3%
AA/Aa	16.5%
A/A	16.3%
BBB/Baa	22.7%
BB/Ba	4.4%
B/B	1.7%
Not Rated	7.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176883 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS C
Trading Symbol	TODCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$154	1.52%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class C shares performance was 2.62% (excluding sales loads) for the reporting period.
Over the past 12 months, financial market volatility remained elevated amid shifting monetary policy, mixed economic data, geopolitical tensions, and evolving trade policies. Interest rates rose as investors adjusted to Federal Reserve (Fed) policy expectations. Credit spreads tightened overall, but briefly widened after tariff-related “Liberation Day” announcements, before quickly rebounding when the administration moderated its stance. However, the Fed began cutting rates in the third quarter of 2025, generally providing a tailwind for the fixed income market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Negative	Interest rates were volatile and, as a result, the Fund tactically adjusted duration positioning over the period. Over the past 12 months the aggregate impact from interest rate management was marginally negative to relative performance.
Sector Allocation	Positive	Over the past 12 months, the Fund’s overweight in Investment Grade Corporate Credit and the addition of high yield corporates in April during tariff volatility both contributed to relative outperformance.
Security Selection	Positive	Security selection within investment grade corporates and securitized products contributed to relative outperformance.
The Fund increased its allocation to high yield corporates in April amid volatility surrounding tariff announcements. Other sector changes have been marginal while the Fund has moved up in quality within investment grade corporates and securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	1.63%	-0.63%	1.75%
Class C - excluding sales load	2.62%	-0.63%	1.75%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 272,335,428
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 939,086
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,335,428
Total number of portfolio holdings	574
Total advisory fees paid	$939,086
Portfolio turnover rate	171%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	16.1%
Non-Agency Collateralized Mortgage Obligations	9.7%
U.S. Government Mortgage-Backed Obligations	7.1%
Agency Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.3%
AA/Aa	16.5%
A/A	16.3%
BBB/Baa	22.7%
BB/Ba	4.4%
B/B	1.7%
Not Rated	7.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176884 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	CLASS Y
Trading Symbol	TOBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Class Y shares performance was 3.56% for the reporting period.
Over the past 12 months, financial market volatility remained elevated amid shifting monetary policy, mixed economic data, geopolitical tensions, and evolving trade policies. Interest rates rose as investors adjusted to Federal Reserve (Fed) policy expectations. Credit spreads tightened overall, but briefly widened after tariff-related “Liberation Day” announcements, before quickly rebounding when the administration moderated its stance. However, the Fed began cutting rates in the third quarter of 2025, generally providing a tailwind for the fixed income market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Negative	Interest rates were volatile and, as a result, the Fund tactically adjusted duration positioning over the period. Over the past 12 months the aggregate impact from interest rate management was marginally negative to relative performance.
Sector Allocation	Positive	Over the past 12 months, the Fund’s overweight in Investment Grade Corporate Credit and the addition of high yield corporates in April during tariff volatility both contributed to relative outperformance.
Security Selection	Positive	Security selection within investment grade corporates and securitized products contributed to relative outperformance.
The Fund increased its allocation to high yield corporates in April amid volatility surrounding tariff announcements. Other sector changes have been marginal while the Fund has moved up in quality within investment grade corporates and securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	3.56%	0.33%	2.61%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 272,335,428
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 939,086
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,335,428
Total number of portfolio holdings	574
Total advisory fees paid	$939,086
Portfolio turnover rate	171%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	16.1%
Non-Agency Collateralized Mortgage Obligations	9.7%
U.S. Government Mortgage-Backed Obligations	7.1%
Agency Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.3%
AA/Aa	16.5%
A/A	16.3%
BBB/Baa	22.7%
BB/Ba	4.4%
B/B	1.7%
Not Rated	7.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176885 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Active Bond Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TOBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Active Bond Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. In deciding what securities to buy and sell for the Fund, the overall investment opportunities and risks in different sectors of the debt securities market are analyzed by focusing on maximizing total return and reducing volatility of the Fund’s portfolio. A disciplined sector allocation process is followed in order to build a broadly diversified portfolio of bonds.
The Fund's Institutional Class shares performance was 3.66% for the reporting period.
Over the past 12 months, financial market volatility remained elevated amid shifting monetary policy, mixed economic data, geopolitical tensions, and evolving trade policies. Interest rates rose as investors adjusted to Federal Reserve (Fed) policy expectations. Credit spreads tightened overall, but briefly widened after tariff-related “Liberation Day” announcements, before quickly rebounding when the administration moderated its stance. However, the Fed began cutting rates in the third quarter of 2025, generally providing a tailwind for the fixed income market.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Negative	Interest rates were volatile and, as a result, the Fund tactically adjusted duration positioning over the period. Over the past 12 months the aggregate impact from interest rate management was marginally negative to relative performance.
Sector Allocation	Positive	Over the past 12 months, the Fund’s overweight in Investment Grade Corporate Credit and the addition of high yield corporates in April during tariff volatility both contributed to relative outperformance.
Security Selection	Positive	Security selection within investment grade corporates and securitized products contributed to relative outperformance.
The Fund increased its allocation to high yield corporates in April amid volatility surrounding tariff announcements. Other sector changes have been marginal while the Fund has moved up in quality within investment grade corporates and securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	3.66%	0.42%	2.70%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 272,335,428
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 939,086
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$272,335,428
Total number of portfolio holdings	574
Total advisory fees paid	$939,086
Portfolio turnover rate	171%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	45.2%
U.S. Treasury Obligations	16.1%
Non-Agency Collateralized Mortgage Obligations	9.7%
U.S. Government Mortgage-Backed Obligations	7.1%
Agency Collateralized Mortgage Obligations	6.9%
Commercial Mortgage-Backed Securities	6.4%
Asset-Backed Securities	4.5%
Sovereign Government Obligations	0.8%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	1.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	31.3%
AA/Aa	16.5%
A/A	16.3%
BBB/Baa	22.7%
BB/Ba	4.4%
B/B	1.7%
Not Rated	7.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176889 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	THIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Institutional Class shares performance was 6.34% for the reporting period.
Idiosyncratic risk was the most paramount risk within high yield throughout the 12-month period. Returns on CCC rated securities dominated higher quality holdings over the period. Overall, the market had a healthy return period with all sectors providing a positive return in the period with the exception of Railroads.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
CCC allocation	Negative	The Fund's historical underweight to CCC was a large detractor.
Altice France	Positive	Our overweight to the distressed name helped relative performance as it rebounded on positive restructuring news.
Wirelines sector	Negative	The Wirelines sector was a strong performer on the artificial intelligence theme and asset-backed securities transactions and the Fund's underweight hurt performance.
The Fund’s largest increases in sector allocations were in Building Materials (+278 basis points(“bps”)), Electric Utilities (+159bps), and Property & Casualty (+148bps). The largest decreases were in Independent Energy (-265bps), Automotive (-172bps), and Retailers (-170bps). The Fund decreased allocations to somewhat more cyclical sectors and increased exposure to more non-cyclical sectors with strong balance sheets as rates increased, economic growth became more uncertain, and spreads were within their tightest deciles.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	6.34%	4.98%	5.08%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA High Yield Cash Pay Index	7.23%	5.50%	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 107,292,365
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 579,586
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$107,292,365
Total number of portfolio holdings	159
Total advisory fees paid	$579,586
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	96.9%
Short-Term Investment Funds	3.9%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	16.0%
BB/Ba	48.8%
B/B	29.7%
CCC	3.8%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176888 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS Y
Trading Symbol	THYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class Y shares performance was 6.25% for the reporting period.
Idiosyncratic risk was the most paramount risk within high yield throughout the 12-month period. Returns on CCC rated securities dominated higher quality holdings over the period. Overall, the market had a healthy return period with all sectors providing a positive return in the period with the exception of Railroads.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
CCC allocation	Negative	The Fund's historical underweight to CCC was a large detractor.
Altice France	Positive	Our overweight to the distressed name helped relative performance as it rebounded on positive restructuring news.
Wirelines sector	Negative	The Wirelines sector was a strong performer on the artificial intelligence theme and asset-backed securities transactions and the Fund's underweight hurt performance.
The Fund’s largest increases in sector allocations were in Building Materials (+278 basis points(“bps”)), Electric Utilities (+159bps), and Property & Casualty (+148bps). The largest decreases were in Independent Energy (-265bps), Automotive (-172bps), and Retailers (-170bps). The Fund decreased allocations to somewhat more cyclical sectors and increased exposure to more non-cyclical sectors with strong balance sheets as rates increased, economic growth became more uncertain, and spreads were within their tightest deciles.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	6.25%	4.89%	4.99%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA High Yield Cash Pay Index	7.23%	5.50%	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 107,292,365
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 579,586
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$107,292,365
Total number of portfolio holdings	159
Total advisory fees paid	$579,586
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	96.9%
Short-Term Investment Funds	3.9%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	16.0%
BB/Ba	48.8%
B/B	29.7%
CCC	3.8%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176887 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS C
Trading Symbol	THYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.76%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class C shares performance was 5.07% (excluding sales loads) for the reporting period.
Idiosyncratic risk was the most paramount risk within high yield throughout the 12-month period. Returns on CCC rated securities dominated higher quality holdings over the period. Overall, the market had a healthy return period with all sectors providing a positive return in the period with the exception of Railroads.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
CCC allocation	Negative	The Fund's historical underweight to CCC was a large detractor.
Altice France	Positive	Our overweight to the distressed name helped relative performance as it rebounded on positive restructuring news.
Wirelines sector	Negative	The Wirelines sector was a strong performer on the artificial intelligence theme and asset-backed securities transactions and the Fund's underweight hurt performance.
The Fund’s largest increases in sector allocations were in Building Materials (+278 basis points(“bps”)), Electric Utilities (+159bps), and Property & Casualty (+148bps). The largest decreases were in Independent Energy (-265bps), Automotive (-172bps), and Retailers (-170bps). The Fund decreased allocations to somewhat more cyclical sectors and increased exposure to more non-cyclical sectors with strong balance sheets as rates increased, economic growth became more uncertain, and spreads were within their tightest deciles.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	4.08%	3.82%	4.10%
Class C - excluding sales load	5.07%	3.82%	4.10%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA High Yield Cash Pay Index	7.23%	5.50%	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 107,292,365
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 579,586
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$107,292,365
Total number of portfolio holdings	159
Total advisory fees paid	$579,586
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	96.9%
Short-Term Investment Funds	3.9%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	16.0%
BB/Ba	48.8%
B/B	29.7%
CCC	3.8%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000176886 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone High Yield Fund
Class Name	CLASS A
Trading Symbol	THYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone High Yield Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of income. Capital appreciation is a secondary consideration. The Fund primarily invests in non-investment-grade debt securities.
The Fund's Class A shares performance was 5.94% (excluding sales loads) for the reporting period.
Idiosyncratic risk was the most paramount risk within high yield throughout the 12-month period. Returns on CCC rated securities dominated higher quality holdings over the period. Overall, the market had a healthy return period with all sectors providing a positive return in the period with the exception of Railroads.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
CCC allocation	Negative	The Fund's historical underweight to CCC was a large detractor.
Altice France	Positive	Our overweight to the distressed name helped relative performance as it rebounded on positive restructuring news.
Wirelines sector	Negative	The Wirelines sector was a strong performer on the artificial intelligence theme and asset-backed securities transactions and the Fund's underweight hurt performance.
The Fund’s largest increases in sector allocations were in Building Materials (+278 basis points(“bps”)), Electric Utilities (+159bps), and Property & Casualty (+148bps). The largest decreases were in Independent Energy (-265bps), Automotive (-172bps), and Retailers (-170bps). The Fund decreased allocations to somewhat more cyclical sectors and increased exposure to more non-cyclical sectors with strong balance sheets as rates increased, economic growth became more uncertain, and spreads were within their tightest deciles.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	2.54%	3.95%	4.21%
Class A - excluding sales load	5.94%	4.63%	4.73%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA High Yield Cash Pay Index	7.23%	5.50%	6.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 107,292,365
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 579,586
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$107,292,365
Total number of portfolio holdings	159
Total advisory fees paid	$579,586
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	96.9%
Short-Term Investment Funds	3.9%
Other Assets/Liabilities (Net)	(0.8)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
A/A	0.7%
BBB/Baa	16.0%
BB/Ba	48.8%
B/B	29.7%
CCC	3.8%
C or Lower	0.2%
Not Rated	0.8%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000226969 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS A
Trading Symbol	TQCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class A shares performance was 10.78% (excluding sales loads) for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	5.22%	10.42%	7.93%
Class A - excluding sales load	10.78%	11.73%	8.57%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,400,422,480
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,332,078
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000226968 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS C
Trading Symbol	TQCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.69%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class C shares performance was 10.05% (excluding sales loads) for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	9.05%	10.97%	7.85%
Class C - excluding sales load	10.05%	10.97%	7.85%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,400,422,480
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,332,078
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000226970 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS Y
Trading Symbol	TQCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class Y shares performance was 11.06% for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	11.06%	11.98%	8.81%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,400,422,480
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,332,078
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000226971 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TQCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Institutional Class shares performance was 11.18% for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
Institutional Class	11.18%	9.64%
Russell 3000® Index	17.41%	11.84%
Russell 1000® Value Index	9.44%	9.17%
[1]	The inception date was July 19, 2021. The returns of the indexes listed above are based on the inception date of the Class.

Performance Inception Date	Jul. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,400,422,480
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,332,078
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

C000229316 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Dividend Equity Fund
Class Name	CLASS R6
Trading Symbol	TQCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Dividend Equity Fund (“Fund”) for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks current income and capital appreciation by investing primarily in a portfolio of dividend-paying U.S. large-capitalization equities.
The Fund's Class R6 shares performance was 11.18% for the reporting period.
Equity markets advanced meaningfully over the 12-month period as resilient economic growth, moderating inflation, and a still-strong labor market supported investor sentiment. Continued enthusiasm around artificial intelligence further fueled gains, particularly within Information Technology and other growth-oriented sectors, driving the Russell 1000® Value Index to a 9.44% gain over the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology (“IT”) Stocks	Positive	Strong performance from IT sector stocks in the Fund was the main driver of relative outperformance.
IT and Health Care sectors	Positive	Overweight exposure to the IT sector and an underweight to the Health Care sector added to relative performance.
Dividend Style	Negative	High dividend paying stocks underperformed low dividend yielding stocks.
Positioning over the year remained generally consistent, with a modest reduction of Health Care and increase in Communication Services and Financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
Class R6	11.18%	9.29%
Russell 3000® Index	17.41%	11.10%
Russell 1000® Value Index	9.44%	8.40%
[1]	The inception date was August 2, 2021. The returns of the indexes listed above are based on the inception date of the Class.

Performance Inception Date	Aug. 02, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 2,400,422,480
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 12,332,078
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$2,400,422,480
Total number of portfolio holdings	90
Total advisory fees paid	$12,332,078
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	22.2%
Financials	16.0%
Health Care	11.4%
Industrials	10.2%
Communication Services	9.1%
Consumer Discretionary	7.8%
Consumer Staples	6.6%
Energy	5.1%
Materials	4.4%
Utilities	4.2%
Real Estate	2.7%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%

[1]	Based on operations for the period May 19, 2025 (commencement of operations) to September 30, 2025. Expenses for a full reporting period would be higher.